Common Stock and Additional Paid-in Capital - Restricted Stock Awards (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended			4 Months Ended	10 Months Ended	12 Months Ended	1 Months Ended		4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 05, 2012	Mar. 21, 2012	Dec. 31, 2014 Officers and key employees of Ocean Rig AS	Dec. 31, 2013 Officers and key employees of Ocean Rig AS	Feb. 14, 2012 Officers and key employees of Ocean Rig AS	Dec. 31, 2012 Officers and key employees of Ocean Rig AS	Dec. 31, 2014 Officer	Dec. 31, 2013 Officer	Mar. 31, 2013 Officer	May 15, 2012 Officer	Dec. 05, 2012 Officer	Dec. 31, 2012 Officer	Dec. 31, 2014 Sign-up bonus	Dec. 31, 2013 Sign-up bonus	May 15, 2012 Sign-up bonus	Dec. 31, 2012 Sign-up bonus
Non vested shares granted	153,150							112,950					4,500	7,500				28,200
Vested during the period	2,500					37,650	37,650		37,650	1,500	1,500	7,500			1,500	9,400	9,400		9,400
Grant date fair value				$ 15.75				$ 16.5					$ 15.92					$ 15.92
Number of vested shares	2,500
Number of forfeited shares	77,150
Amortization of stock based compensation	$ 613	$ 0	$ 0
Unrecognized compensation cost	633
Expected period of recognition for unrecognized compensation costs	3 years
Compensation cost allocated in "General and administrative expenses"	$ 613
Shares authorized under Equity Plan					2,000,000